Loans and Allowance for Loan Losses - Recorded balance, at original cost, of troubled debt restructurings (Details 6) (Loans Receivable, USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	$ 2,283,293	$ 2,597,676
1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	747,470	661,880
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	1,265,079	1,137,667
Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	212,579	675,483
Agricultural Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	15,379	79,087
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	$ 42,786	$ 43,559